Auditor's Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [Line Items]
Total audit fee	kr 10,979	kr 4,086
Ernst & Young AB
Auditors Remuneration [Line Items]
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total audit fee	8,223	kr 4,086
KPMG
Auditors Remuneration [Line Items]
Audit services	102
Other audit activities	2,552
Total audit fee	2,654
Other auditors
Auditors Remuneration [Line Items]
Audit services	102
Total audit fee	kr 102